Long Term Debt (Senior Secured Revolving Credit Facility) (Details) - Senior Secured Revolving Credit Facility - Wells Fargo		1 Months Ended
	Jan. 13, 2016	Apr. 30, 2013	Dec. 31, 2015 USD ($)	Apr. 25, 2014
Revolving Credit Facility
Line of Credit Facility [Line Items]
Borrowing base after amendment			$ 750,000,000
Borrowings outstanding			0
Availability under revolving credit facility			650,700,000
Current ratio (not less than)				1
Minimum interest coverage ratio (not less than)				2.5
Revolving Credit Facility | Minimum
Line of Credit Facility [Line Items]
Percentage lien on proved oil and gas reserves				80.00%
Revolving Credit Facility | LIBOR | Minimum
Line of Credit Facility [Line Items]
Interest rate spread (percentage)		1.50%
Revolving Credit Facility | LIBOR | Maximum
Line of Credit Facility [Line Items]
Interest rate spread (percentage)		2.50%
Revolving Credit Facility | Federal Funds Rate
Line of Credit Facility [Line Items]
Interest rate spread (percentage)		0.50%
Revolving Credit Facility | Eurodollar
Line of Credit Facility [Line Items]
Interest rate spread (percentage)		1.00%
Revolving Credit Facility | Base Rate | Minimum
Line of Credit Facility [Line Items]
Interest rate spread (percentage)		0.50%
Revolving Credit Facility | Base Rate | Maximum
Line of Credit Facility [Line Items]
Interest rate spread (percentage)		1.50%
Letters of Credit
Line of Credit Facility [Line Items]
Borrowing base after amendment			250,000,000
Borrowings outstanding			$ 99,300,000
Subsequent Event | Revolving Credit Facility
Line of Credit Facility [Line Items]
Period after any commodity swap agreement or secured firm transportation reimbursement agreement	18 months